ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 8 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2017	2016

Accrued payroll and related costs	$18,067	$14,328
Accrued vacation	5,432	3,415
Accrual for minimum wage increase	1,128	3,581
Cash overdraft	-	1,109
Labor union contribution	1,912	1,564
Other	4,169	2,339
Total accrued expenses and other current liabilities	$30,708	$26,336

The cash overdraft balance above represents outstanding checks as of December 31, 2016.